Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade accounts receivable	$ 1,654	$ 1,637
Allowances for expected credit losses	(121)	(116)	$ (119)	$ (109)
Trade receivables	$ 1,533	$ 1,521